MAXIM SERIES FUND, INC.

                           Maxim Profile I Portfolios

                                  Annual Report

                                December 31, 2002













This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

                             MAXIM SERIES FUND, INC.
                             8515 EAST ORCHARD ROAD
                        GREENWOOD VILLAGE, COLORADO 80111

TO THE SHAREHOLDERS OF MAXIM SERIES FUND, INC.

The U.S. economic recovery is proving to be sluggish and uneven. We expect growth to be below trend for the next few quarters, gaining momentum through the second half of 2003. Expectations are for real gross domestic product (GDP) growth in 2003 of 2.5%. Globally, economies remain weak with the exception of China. However, global growth is expected to firm to 2.5% in 2003 from a projected 2.0% growth rate in 2002 reflecting a modest, cyclical rebound in the euro area, sustained trend growth in the U.S. and the U.K. and stable growth in non-Japan Asia. Japan's economy is expected to have shrunk at a -0.3% rate in 2002 with projections for further deterioration in 2003 (-0.3%).

The Federal Reserve Board (Fed) responded aggressively to weaker than expected economic data with a 50 basis point cut in the Fed Funds rate to 1.25% at the November 2002 meeting. While stimulative policy and strong underlying productivity growth were expected to restore the economy to a sustainable trend rate of growth, persistent stock market weakness has undercut monetary policy stimulus and economic risks are currently biased to a below potential growth scenario. The Fed is expected to maintain its neutral bias largely because of the prospects for Federal fiscal stimulus. However, further easing will be supported if oil prices continue to rise and the economic data remain weak. Policy has been effective in keeping the U.S. out of renewed recession despite significant shocks: 1) the loss of wealth following the implosion of the stock market bubble, 2) the shock to confidence following the terrorist attacks in 2001, 3) the loss of confidence in corporate America, 4) the conflict with Iraq and North Korea and 5) the rise in the price of oil to its present $30 per barrel.

Economic data will not likely surprise on the upside in the short term, however we expect a gradual strengthening in growth to take place over the next year. Currently, economic indicators are mixed.

>> Corporate profits are improving but pricing power is limited. Corporations have cut employment, inventories and equipment investment dramatically over the past year in an effort to improve profit margins. Business spending remains soft, and inventory rebuilding is not yet occurring, as companies remain wary of increasing spending in this uncertain economic environment. The manufacturing index did surge back above 50 in December. If growth in manufacturing output can be maintained, then an increase in capital expenditure could occur in 2003.

>> Housing remains firm though prices are appreciating at a slower rate. The most recent data indicated a strong increase in housing permits and starts in December - permits were up over 8% in 2002 and housing starts were up 6.5% over the same period.

>> Layoff announcements spiked up in October, dropped sharply in November and December and are expected to jump back up in January. The economy lost 181,000 jobs in 2002 and 1.4 million jobs in 2001. The four-week moving average of initial unemployment claims has moved back down below the critical 400,000 level, suggesting that the labor market may be beginning to stabilize. The unemployment rate is currently 6.0% and we anticipate a peak of 6.2%.

>> Retail sales, including autos have been weaker than expected. The holiday season was disappointing and in fact the unexpectedly large decline in payrolls in December is largely attributable to the drop in retail jobs.

>> Core inflation will likely stay flat or slow slightly in 2003: resources are underutilized, GDP growth is expected to remain below trend and wage growth is slowing. Service sector inflation is up slightly from 2001 at 3.8% however is expected to decline modestly in 2003. Energy prices however remain elevated due to the potential for war with Iraq and the strike in Venezuela. At $30 per barrel, oil prices are up 50% from the beginning of 2002. Despite higher energy prices, inflation is expected to increase a moderate 1.8% in 2003.

>> Consumer spending is expected to grow at a slower pace in 2003 after providing significant support to economic growth last year - largely a function of rising home values and falling mortgage rates. At November 30, 2002 real consumer spending was up 2.7% year over year. Consumers tapped into the equity in their homes via refinancing thereby boosting their purchasing power, decreasing debt service costs at the same time. As support from mortgage refinancing activity slows along with the slowdown in the pace of home price appreciation, consumer spending should slow. Further supporting a slowdown in consumer spending is the expectation for increased allocation to savings as households focus on their balance sheets, the weak labor market and ongoing geopolitical risks. From November 30, 2001 to November 30, 2002, real incomes were up 6.1%, real spending was up 2.7% and the savings rate was at 4.3%.

In the past two years, government and particularly household spending have been the main drivers of growth; in the year ahead, business spending will hopefully take the lead.

The fiscal stimulus package proposed by President Bush will have an impact on GDP growth. The $674 billion package is mostly in the form of tax cuts with more than one half coming from a proposed elimination of personal income taxes on dividends. Congress will likely scale back the package to around $400 billion. The impact of the scaled back version is expected to be moderate adding 0.2% to GDP growth in 2003 and 0.8% in 2004. The GDP impact is dependent on how quickly the Bill is passed and enacted.

Given the probability of a war with Iraq, in addition to the fiscal stimulus package, the U.S. budget situation should deteriorate in 2003. Projections indicate a budget deficit of $285 billion in fiscal year 2003 followed by a deficit of $235 billion in fiscal year 2004. As a result of the expected budget deficit, the issuance of Treasury debt will increase significantly.

The potential for war with Iraq is an ongoing and significant risk. While this has been headline news for many months, the reality of war may lead to a plunge in confidence and a continued drop in consumer spending which would negatively impact an already tepid recovery.

The equity markets have rallied since early October, though the broad Indices were still down significantly on a year-to-date basis at December 31, 2002. Interest rates across the curve bottomed in early October after declining to levels not experienced since the 1960's, rising modestly since then. It is likely that inflation and yields will stay relatively low over the intermediate term, providing the Fed significant latitude to allow the economy to gain some momentum before they begin to tighten. It is improbable that the Fed would begin to tighten before growth is firmly re-established (two quarters of solid growth) and the unemployment rate is trending down. By mid-2003, as corporate governance issues fade and tensions with Iraq and North Korea are resolved, a recovery in confidence - both business and consumer, and the combined effects of monetary and fiscal stimulus, the economy should start to firm.

While it is impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs. These principles include determining one's investment objectives and tolerance for risk, adjusting for one's investment time frame, diversifying and developing an overall strategy and sticking to it.

GW Capital Management, LLC is the investment adviser for Maxim Series Fund, with the following sub-advisers providing services during the period for certain portfolios: Ariel Capital Management, Inc., Barclays Global Fund Advisors, Founders Asset Management, LLC, INVESCO Funds Group, Inc., INVESCO Global Asset Management (N.A.), Inc., Loomis, Sayles & Company, L.P., Pareto Partners, Templeton Investment Counsel, LLC and T. Rowe Price Associates, Inc.


This report and the financial statements contained herein are submitted for the general information of shareholders of Maxim Series Fund, Inc. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. For more information, including fees and expenses, please contact your registered representative to obtain a prospectus. Read it carefully before investing.

                      Maxim Aggressive Profile I Portfolio

The profile series of Portfolios was designed to provide individuals with a portfolio that is well-diversified across several asset classes and funds. The Aggressive Profile I Portfolio is specifically designed for individuals who are seeking higher total returns, but also understand that greater risk is associated with this Portfolio as compared to other Profile Portfolios. Each of the Profile Portfolios is built upon a three-step approach.

1. Using modern portfolio theory, we annually allocate various percentages of the profile assets to different asset classes.

2.      To maintain the asset class mix, we rebalance the Portfolio quarterly.

3. We choose the underlying funds from among several eligible. Currently, the specific funds are chosen based upon the historical returns, Sharpe ratio (a risk adjusted performance measurement), and Morningstar category rating of the eligible funds.

The performance of the Portfolio in 2002 was influenced by the overall financial markets where most of the major equity indexes suffered their third consecutive negative year. For the year, the Wilshire 5000 lost 20.85% of its value while the MSCI EAFE index of international stocks lost almost 16%. Contrasting the equity returns, the bond markets generally produced positive returns with the Lehman Aggregate Bond Index ending the year up 10.27%. Overall, the Maxim Aggressive Profile I Portfolio slightly out-performed its composite index The Portfolio's relative performance to the composite index was particularly aided by exposure to the Maxim Ariel Small-Cap Value Portfolio, the Maxim Ariel Mid-Cap Value Portfolio, and the Maxim T. Rowe Price Equity/Income Portfolio. Funds that most under-performed to their benchmarks were the Artisan International Fund, the Maxim Templeton(R) International Equity Portfolio and the Fidelity VIP Growth Fund.

In 2002, the Maxim Aggressive Profile I Portfolio's asset class and underlying portfolio allocations were as follows:

Asset             Underlying    1st    Underlying   2nd   Underlying       3rd   Underlying        4th
Class     AllocatiPortfolio     Qtr.   Portfolio    Qtr.  Portfolio        Qtr   Portfolio         Qtr
----------------------------------------------------------------------------------------------------------
International25%  Artisan       8.33%  Artisan      8.33% Artisan          8.33% Artisan           8.33%
                  International        International      International          International
                  Maxim         8.33%  Maxim        8.33% Maxim            8.33% Maxim Templeton(R)8.34%
                  Templeton(R)         Templeton(R)       Templeton(R)           International
                  International        International      International          Equity
                  Equity               Equity             Equity
                  Maxim         8.33%  Maxim        8.33% Maxim INVESCO    8.33% Maxim INVESCO ADR 8.33%
                  INVESCO ADR          INVESCO ADR        ADR
----------------------------------------------------------------------------------------------------------
Small-Cap    20%  AIM Small     6.67%  AIM Small    6.67% AIM Small Cap    6.67% AIM Small Cap     2.64%
                  Cap Growth A         Cap Growth A       Growth A               Growth A
                  Maxim Loomis  6.67%  Maxim        6.67% Maxim Loomis     6.67% Maxim Loomis      6.67%
                  Sayles               Loomis             Sayles                 Sayles Small-Cap
                  Small-Cap            Sayles             Small-Cap Value        Value
                  Value                Small-Cap
                                       Value

                  Maxim Ariel   6.67%  Maxim Ariel  6.67% Maxim Ariel      6.67% Maxim Ariel       6.66%
                  Small-Cap            Small-Cap          Small-Cap Value        Small-Cap Value
                  Value                Value
                                                                                 Maxim INVESCO     4.03%
                                                                                 Small Cap Growth

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Mid-Cap      30%  Fidelity        10%  Fidelity      10%  Fidelity          10%  Maxim T. Rowe     14.60%
                  Advisor Mid          Advisor Mid        Advisor Mid Cap        Price Mid-Cap
                  Cap T                Cap T              T                      Growth

                  Maxim T.        10%  Maxim T.      10%  Maxim T. Rowe     10%  Maxim Ariel       10.00%
                  Rowe Price           Rowe Price         Price Mid-Cap          Mid-Cap Value
                  Mid-Cap              Mid-Cap            Growth
                  Growth               Growth
                  Maxim Ariel     10%  Maxim Ariel   10%  Maxim Ariel       10%  RS Emerging       3.00%
                  Mid-Cap Value        Mid-Cap            Mid-Cap Value          Growth A
                                       Value

                                                                                 Putnam Capital    2.40%
                                                                                 Opp A

----------------------------------------------------------------------------------------------------------
Large-Cap    25%  Fidelity VIP  8.33%  Fidelity     8.33% Fidelity VIP     8.33% Fidelity VIP      6.40%
                  Growth               VIP Growth         Growth                 Growth
                  Maxim T.      8.33%  Maxim T.     8.33% Maxim T. Rowe    8.33% Maxim T. Rowe     8.33%
                  Rowe Price           Rowe Price         Price                  Price
                  Equity/Income        Equity/Income      Equity/Income          Equity/Income
                  Oppenheimer   8.33%  Oppenheimer  8.33% Oppenheimer      8.33% MFS Strategic     1.93%
                  Capital              Capital            Capital                Growth A
                  Appreciation         Appreciation       Appreciation
                                                                                 Federated         1.40%
                                                                                 Capital App A
                                                                                 Maxim Stock Index 6.94%
----------------------------------------------------------------------------------------------------------



        Line Graph Comparison

               Maxim          Composite         MSCI           Wilshire
            Aggressive
             Profile I                          EAFE
             Portfolio          Index           Index         5000 Index
             10,000.00        10,000.00       10,000.00        10,000.00
  1997       10,331.00        10,116.87       9,460.00         10,335.82
  1998       11,864.12        12,408.92       11,383.52        12,757.50
  1999       14,454.06        15,448.43       14,491.03        15,763.17
  2000       13,468.29        13,643.18       12,473.49        14,038.68
  2001       12,693.86        11,805.44       9,827.86         12,509.87
  2002       10,457.21        9,388.28        8,288.82         9,747.69


$10,457.21 Maxim Aggressive Profile I Portfolio

$9,388.28  Composite Index

$8,288.82  MSCI EAFE Index

$9,747.69  Wilshire 5000 Index

As of 12/31/02

Maxim Aggressive Profile I Portfolio
Total Return -

One Year: -17.62%
Five Years: 0.24%
Since Inception: 0.85%

Portfolio Inception: 9/9/97

Composite Index:      MSCI EAFE Index - 25%
                      Wilshire 5000 Index 75%

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Aggressive Profile I Portfolio, made at its inception, with the performance of a Composite Index, the Morgan Stanley Capital International Europe, Australasia, Far East Index, and the Wilshire 5000 Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                 Maxim Moderately Aggressive Profile I Portfolio

The profile series of Portfolios was designed to provide individuals with a portfolio that is well diversified across several asset classes and funds. The Moderately Aggressive Profile I Portfolio is specifically designed for individuals who are seeking above average returns, but are also willing to take on additional risk. Each of the Profile Portfolios is built upon a three-step approach.

1. Using modern portfolio theory, we annually allocate various percentages of the profile assets to different asset classes.

2.   To maintain the asset class mix, we rebalance the Portfolio quarterly.

3. We choose the underlying funds from among several eligible. Currently, the specific funds are chosen based upon the historical returns, Sharpe ratio (a risk adjusted performance measurement), and Morningstar category rating of the eligible funds.

The performance of the Portfolio in 2002 was influenced by the overall financial markets where most of the major equity indexes suffered their third consecutive negative year. For the year, the Wilshire 5000 lost 20.85% of its value while the MSCI EAFE index of international stocks lost almost 16%. Contrasting the equity returns, the bond markets generally produced positive returns with the Lehman Aggregate Bond Index ending the year up 10.27%. Overall, the Maxim Moderately Aggressive Profile I Portfolio slightly out-performed its composite index. The Portfolio's relative performance to the composite index was particularly aided by exposure to the Maxim Ariel Small-Cap Value Portfolio, the Maxim Ariel Mid-Cap Value Portfolio, and the Maxim T. Rowe Price Equity/Income Portfolio. Funds that most under-performed to their benchmarks were the Artisan International Fund, the Maxim Templeton International Equity Portfolio, Fidelity VIP Growth Fund, and the Lord Abbett Bond-Debenture A Fund.

In 2002, the Maxim Moderately Aggressive Profile I Portfolio's asset class and underlying portfolio allocations were as follows:

                    Underlying    1st   Underlying    2nd    Underlying     3rd   Underlying   4th
Asset Class AllocatiPortfolio     Qtr.  Portfolio     Qtr.   Portfolio      Qtr   Portfolio    Qtr
------------------------------------------------------------------------------------------------------
International   20% Artisan       6.67% Artisan       6.67%  Artisan        6.67% Artisan      6.67%
                    International       International        International        International
                    Maxim         6.67% Maxim         6.67%  Maxim          6.67% Maxim        6.66%
                    Templeton           Templeton            Templeton            Templeton
                    International       International        International        International
                    Equity              Equity               Equity               Equity
                    Maxim         6.67% Maxim         6.67%  Maxim INVESCO  6.67% Maxim        6.67%
                    INVESCO ADR         INVESCO ADR          ADR                  INVESCO ADR
------------------------------------------------------------------------------------------------------
Small-Cap       10% AIM Small     3.33% AIM Small     3.33%  AIM Small Cap  3.33% AIM Small    1.25%
                    Cap Growth A        Cap Growth A         Growth A             Cap Growth A

                    Maxim Loomis  3.33% Maxim Loomis  3.33%  Maxim Loomis   3.33% Maxim        3.33%
                    Sayles Small        Sayles Small         Sayles Small         Loomis
                    Cap Value           Cap Value            Cap Value            Sayles
                                                                                  Small Cap
                                                                                  Value

                    Maxim Ariel   3.33% Maxim Ariel   3.33%  Maxim Ariel    3.33% Maxim Ariel  3.34%
                    Small Cap           Small Cap            Small Cap            Small Cap
                    Value               Value                Value                Value
                                                                                  Maxim        2.08%
                                                                                  INVESCO

                                                                                  Small Cap
                                                                                  Growth

                    --------------      --------------       ---------------      -------------
------------------------------------------------------------------------------------------------------
Mid-Cap         20% Fidelity Adv  6.67% Fidelity Adv  6.67%  Fidelity Adv   6.67% Maxim T.     9.71%
                    Mid Cap T           Mid Cap T            Mid Cap T            Rowe Price
                                                                                  MidCap
                                                                                  Growth

                    Maxim T.      6.67% Maxim T.      6.67%  Maxim T. Rowe  6.67% Maxim Ariel  6.67%
                    Rowe Price          Rowe Price           Price MidCap         MidCap Value
                    MidCap Growth       MidCap Growth        Growth
                    Maxim Ariel   6.67% Maxim Ariel   6.67%  Maxim Ariel    6.67% RS Emerging  2.12%
                    MidCap Value        MidCap Value         MidCap Value         Growth A
                                                                                  Putnam Cap   1.50%
                                                                                  Opp A

                    --------------      --------------       ---------------      -------------
------------------------------------------------------------------------------------------------------
Large-Cap       25% Fidelity VIP  8.33% Fidelity VIP  8.33%  Fidelity VIP   8.33% Fidelity     6.40%
                    Growth              Growth               Growth               VIP Growth
                    Oppenheimer   8.33% Oppenheimer   8.33%  Oppenheimer    8.33% Maxim Stock  6.94%
                    Capital App         Capital App          Capital App          Index
                    Maxim T.      8.33% Maxim T.      8.33%  Maxim T. Rowe  8.33% Maxim T.     8.33%
                    Rowe Price          Rowe Price           Price                Rowe Price
                    Equity/Income       Equity/Income        Equity/Income        Equity/Income
                                                                                  MFS          1.93%
                                                                                  Strategic
                                                                                  Growth A
                                                                                  Federated    1.40%
                                                                                  Capital App
                                                                                  A
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Bond            25% Maxim U.S.    6.25% Maxim U.S.    6.25%  Maxim U.S.     6.25% Maxim U.S.   6.25%
                    Government          Government           Government           Government
                    Securities          Securities           Securities           Securities
                    Lord Abbett   6.25% Lord Abbett   6.25%  Lord Abbett    6.25% Lord Abbett  6.25%
                    Bond Deb A          Bond Deb A           Bond Deb A           Bond Deb A
                    Maxim Global  6.25% Maxim Global  6.25%  Maxim Global   6.25% Maxim        6.25%
                    Bond                Bond                 Bond                 Global Bond
                    PIMCO Total   6.25% PIMCO Total   6.25%  PIMCO Total    6.25% PIMCO Total  6.25%
                    Return Admin        Return Admin         Return Admin         Return Admin
------------------------------------------------------------------------------------------------------


                              Line Graph Comparison

         Maxim Moderately  Composite     MSCI      Wilshire     Lehman
            Aggressive
             Profile I                   EAFE        5000     Aggregate
             Portfolio       Index       Index       Index    Bond Index
             10,000.00     10,000.00   10,000.00   10,000.00  10,000.00
     1997    10,366.00     10,183.03   9,460.00    10,335.82  10,425.30
     1998    11,665.90     12,130.49   11,383.52   12,757.50  11,330.84
     1999    14,238.23     14,339.78   14,491.03   15,763.17  11,237.93
     2000    13,620.29     13,494.59   12,473.49   14,038.68  12,544.90
     2001    12,988.31     12,398.62   9,827.86    12,509.87  13,603.69
     2002    11,425.81     10,822.63   8,288.82    9,747.69   14,999.43

$11,425.81   Maxim Moderately Aggressive Profile I Portfolio

$10,822.63   Composite Index

$8,288.82    MSCI EAFE Index

$9,747.69    Wilshire 5000 Index

$14,999.43   Lehman Aggregate Bond Index

As of 12/31/02

Maxim Moderately Aggressive Profile I Portfolio
Total Return -

One Year: -12.03%
Five Years: 1.97%
Since Inception: 2.54%

Portfolio Inception: 9/9/97

Composite Index:      Wilshire 5000 - 55%
                      Lehman Aggregate Bond - 25%
                      MSCI EAFE - 20%

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Moderately Aggressive Profile I Portfolio, made at its inception, with the performance of a Composite Index, the Morgan Stanley Capital International Europe, Australasia, Far East Index, the Wilshire 5000 Index, and the Lehman Aggregate Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                       Maxim Moderate Profile I Portfolio

The profile series of Portfolios was designed to provide individuals with a portfolio that is well diversified across several asset classes and funds. The Moderate Profile I Portfolio is specifically designed for individuals who are seeking a balance between expected long-term returns and risk. Each of the profile funds is built upon a three-step approach.

1. Using modern portfolio theory, we annually allocate various percentages of the profile assets to different asset classes.

3.   To maintain the asset class mix, we rebalance the Portfolio quarterly.

4. We choose the underlying funds from among several eligible. Currently, the specific funds are chosen based upon the historical returns, Sharpe ratio (a risk adjusted performance measurement), and Morningstar category rating of the eligible funds.

The performance of the Portfolio in 2002 was influenced by the overall financial markets where most of the major equity indexes suffered their third consecutive negative year. For the year, the Wilshire 5000 lost 20.85% of its value while the MSCI EAFE index of international stocks lost almost 16%. Contrasting the equity returns, the bond markets generally produced positive returns with the Lehman Aggregate Bond Index ending the year up 10.27%. Overall, the Maxim Moderate Profile I Portfolio under-performed its composite index. The Portfolio's relative performance to its composite index was aided by exposure to the Maxim Ariel Small-Cap Value Portfolio, the Maxim Ariel Mid-Cap Value Portfolio, and the Maxim T. Rowe Price Equity/Income Portfolio. Funds that most under-performed to their benchmarks were the Artisan International Fund, the Maxim Templeton International Equity Portfolio, Fidelity VIP Growth Fund, and the Lord Abbett Bond-Debenture A Fund.

In 2002, the Maxim Moderate Profile I Portfolio's asset class and underlying portfolio allocations were as follows:

                    Underlying       1st    Underlying    2nd   Underlying     3rd    Underlying      4th
Asset Class AllocatiPortfolio         Qtr.  Portfolio     Qtr.  Portfolio       Qtr   Portfolio        Qtr
------------------------------------------------------------------------------------------------------------
International 15%   Artisan            5%   Artisan        5%   Artisan          5%   Artisan          5%
                    International           International       International         International
                    Maxim Templeton    5%   Maxim          5%   Maxim            5%   Maxim            5%
                    Int'l Equity            Templeton           Templeton             Templeton
                                            Int'l Equity        Int'l Equity          Int'l Equity
                    Maxim INVESCO      5%   Maxim          5%   Maxim INVESCO    5%   Maxim INVESCO    5%
                    ADR                     INVESCO ADR         ADR                   ADR
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Small-Cap     10%   AIM Small Cap    3.33%  AIM Small     3.33% AIM Small Cap  3.33%  AIM Small Cap   1.25%
                    Growth A                Cap Growth A        Growth A              Growth A
                    Maxim Loomis     3.33%  Maxim Loomis  3.33%       Maxim    3.33%        Maxim     3.33%
                    Sayles                  Sayles              Loomis Sayles         Loomis Sayles
                    Small-Cap Value         Small-Cap
                                            Value               Small-Cap             Small-Cap Value
                                                                Value
                    Maxim Ariel      3.33%  Maxim Ariel   3.33% Maxim Ariel    3.33%  Maxim Ariel     3.33%
                    Small-Cap Value         Small-Cap           Small-Cap             Small-Cap Value
                                            Value               Value

                                                                                      Maxim INVESCO   2.09%
                                                                                      Small Cap
                                                                                      Growth

------------------------------------------------------------------------------------------------------------
Mid-Cap       10%   Fidelity         3.33%  Fidelity      3.33% Fidelity       3.33%  Maxim T. Rowe   4.02%
                    Advisors Mid            Advisors Mid        Advisors Mid          Price Mid-Cap
                    Cap T                   Cap T               Cap T                 Growth
                    Maxim T. Rowe    3.33%  Maxim T.      3.33% Maxim T. Rowe  3.33%  Maxim Ariel     4.18%
                    Price Mid-Cap           Rowe Price          Price Mid-Cap         Mid-Cap Value
                    Growth                  Mid-Cap             Growth
                                     Growth

                    Maxim Ariel      3.33%  Maxim Ariel   3.33% Maxim Ariel    3.33%  RS Emerging     1.20%
                    Mid-Cap Value           Mid-Cap Value       Mid-Cap Value         Growth A
                                                                                      Putnam Capital  0.60%
                                                                                      Opp A

                    -----------------       --------------      ---------------       ----------------
------------------------------------------------------------------------------------------------------------
Large-Cap     25%   Fidelity VIP     8.33%  Fidelity VIP  8.33% Fidelity VIP   8.33%  Fidelity VIP    6.40%
                    Growth                  Growth              Growth                Growth
                    Oppenheimer Capit8.33%  Oppenheimer   8.33% Oppenheimer    8.33%  Maxim T. Rowe   8.33%
                    Appreciation            Capital             Capital               Price
                                            Appreciation        Appreciation          Equity/Income
                    Maxim T. Rowe    8.33%  Maxim T. Rowe 8.33% Maxim T. Rowe  8.33%  Maxim Stock     6.94%
                    Price                   Price               Price                 Index
                    Equity/Income           Equity/Income       Equity/Income
                                                                                      MFS Strategic   1.93%
                                                                                      Growth A
                                                                                      Federated       1.40%
                                                                                      Capital App A

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Bond          35%   Maxim Global     8.75%  Maxim Global  8.75% Maxim Global   8.75%  Maxim Global    8.75%
                    Bond                    Bond                Bond                  Bond
                    Lord Abbett      8.75%  Lord Abbett   8.75% Lord Abbett    8.75%  Lord Abbett     8.75%
                    Bond-Debenture A        Bond-Debenture      Bond-Debenture        Bond-Debenture
                                            A                   A                     A
                    PIMCO Total      8.75%  PIMCO Total   8.75% PIMCO Total    8.75%  PIMCO Total     8.75%
                    Return Admin            Return Admin        Return Admin          Return Admin
                    Maxim U.S.       8.75%  Maxim U.S.    8.75% Maxim U.S.     8.75%  Maxim U.S.      8.75%
                    Gov't Securities        Gov't               Gov't                 Gov't
                                            Securities          Securities            Securities
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Short Term     5%   Maxim Short        5%   Maxim Short    5%   Maxim Short      5%   Maxim Short      5%
Bond                Duration Bond           Duration Bond       Duration Bond         Duration Bond
------------------------------------------------------------------------------------------------------------



                              Line Graph Comparison

         Maxim Moderate  Composite       MSCI         Wilshire         Lehman          Lehman
                                                                                      1-3 Year

           Profile I                     EAFE                         Aggregate        Credit
           Portfolio       Index         Index       5000 Index      Bond Index        Index
           10,000.00     10,000.00     10,000.00     10,000.00        10,000.00      10,000.00
  1997     10,260.00     10,229.50     9,460.00      10,335.82        10,425.30      10,210.60
  1998     11,430.67     11,967.18     11,383.52     12,757.50        11,330.84      10,932.18
  1999     13,308.72     13,715.40     14,491.03     15,763.17        11,237.93      11,366.63
  2000     13,125.06     13,365.56     12,473.49     14,038.68        12,544.90      12,253.68
  2001     12,765.44     12,742.92     9,827.86      12,509.87        13,603.69      13,404.18
  2002     11,677.82     11,679.33     8,288.82       9,747.69        14,999.43      14,335.77

$11,677.82   Maxim Moderate Profile I Portfolio

$11,679.33  Composite Index

$8,288.82   MSCI EAFE Index

$9,747.69   Wilshire 5000 Index

$14,999.43   Lehman Aggregate Bond Index

$14,335.77   Lehman 1-3 Year Credit Index

As of 12/31/02

Maxim Moderate Profile I Portfolio
Total Return -

One Year: -8.52%
Five Years: 2.62%
Since Inception: 2.96%

Portfolio Inception: 9/9/97

Composite Index:      Wilshire 5000 - 45%
                      Lehman Aggregate Bond - 35%
                      MSCI EAFE - 15%
                      Lehman 1-3 Year Credit - 5%

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Moderate Profile I Portfolio, made at its inception, with the performance of a Composite Index, the Morgan Stanley Capital International Europe, Australasia, Far East Index, the Wilshire 5000 Index, the Lehman Aggregate Index and the Lehman 1-3 Year Credit Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                Maxim Moderately Conservative Profile I Portfolio

The profile series of Portfolios was designed to provide individuals with a portfolio that is well diversified across several asset classes and funds. The Moderately Conservative Profile I Portfolio is specifically designed for individuals who are seeking to control risk, but also are comfortable with some exposure to higher risk asset classes. Each of the Profile Portfolios is built upon a three-step approach.

1. Using modern portfolio theory, we annually allocate various percentages of the profile assets to different asset classes.

2.   To maintain the asset class mix, we rebalance the Portfolio quarterly.

3. We choose the underlying funds from among several eligible. Currently, the specific funds are chosen based upon the historical returns, Sharpe ratio (a risk adjusted performance measurement), and Morningstar category rating of the eligible funds.

The performance of the Portfolio in 2002 was influenced by the overall financial markets where most of the major equity indexes suffered their third consecutive negative year. For the year, the Wilshire 5000 lost 20.85% of its value while the MSCI EAFE index of international stocks lost almost 16%. Contrasting the equity returns, the bond markets generally produced positive returns with the Lehman Aggregate Bond Index ending the year up 10.27%. Overall, the Maxim Moderately Conservative Profile I Portfolio under-performed its composite index. The Portfolio's relative performance to its composite index was aided by exposure to the Maxim Ariel Mid-Cap Value Portfolio, and the Maxim T. Rowe Price Equity/Income Portfolio. Funds that most under-performed to their benchmarks were the Artisan International Fund, the Maxim Templeton(R) International Equity Portfolio, Fidelity VIP Growth Fund, and the Lord Abbett Bond-Debenture A Fund.

In 2002, the Maxim Moderately Conservative Profile I Portfolio's asset class and underlying portfolio allocations were as follows:

Asset      AllocaUnderlying   1st    Underlying   2nd    Underlying   3rd   Underlying   4th
Class            Portfolio    Qtr.   Portfolio    Qtr.   Portfolio    Qtr   Portfolio    Qtr
------------------------------------------------------------------------------------------------
Internation10%   Artisan      3.33%  Artisan      3.33%  Artisan      3.33% Artisan      3.33%
                 International       International       International      International
                 Maxim        3.33%  Maxim        3.33%  Maxim        3.33% Maxim        3.33%
                 Templeton(R)        Templeton(R)        Templeton(R)       Templeton(R)
                 Int'l Equity        Int'l Equity        Int'l Equity       Int'l Equity
                 Maxim        3.33%  Maxim        3.33%  Maxim        3.33% Maxim        3.33%
                 INVESCO ADR         INVESCO ADR         INVESCO ADR        INVESCO ADR
------------------------------------------------------------------------------------------------
Mid-Cap    10%   Fidelity     3.33%  Fidelity     3.33%  Fidelity     3.33% Maxim T.     4.02%
                 Adv Mid Cap         Adv Mid Cap         Adv Mid Cap        Rowe Price
                 T                   T                   T                  MidCap
                                                                            Growth

                 Maxim T.     3.33%  Maxim T.     3.33%  Maxim T.     3.33% Maxim Ariel  4.18%
                 Rowe Price          Rowe Price          Rowe Price         MidCap Value
                 MidCap              MidCap              MidCap
                 Growth              Growth              Growth
                 Maxim Ariel  3.33%  Maxim Ariel  3.33%  Maxim Ariel  3.33% RS Emerging  1.20%
                 MidCap              MidCap Value        MidCap Value       Growth A
                 Value
                                                                            Putnam       0.60%
                                                                            Capital Opp

                                                                               A

------------------------------------------------------------------------------------------------
Large-Cap  25%   Fidelity     8.33%  Fidelity     8.33%  Fidelity     8.33% Fidelity     6.40%
                 VIP Growth          VIP Growth          VIP Growth         VIP Growth
                 Oppenheimer  8.33%  Oppenheimer  8.33%  Oppenheimer  8.33% Maxim Stock  6.94%
                 Cap App             Cap App             Cap App            Index
                 Maxim T.     8.33%  Maxim T.     8.33%  Maxim T.     8.33% Maxim T.     8.33%
                 Rowe Price          Rowe Price          Rowe Price         Rowe Price
                 Eq/Income           Eq/Income           Eq/Income          Eq/Income
                                                                            MFS          1.93%
                                                                            Strategic
                                                                            Growth A
                                                                            Federated    1.40%
                                                                            Capital App
                                                                            A
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Bond       45%   Maxim        11.25% Maxim        11.25% Maxim        11.25%Maxim        11.25%
                 Global Bond         Global Bond         Global Bond        Global Bond
                 Lord Abbett  11.25% Lord Abbett  11.25% Lord Abbett  11.25%Lord Abbett  11.25%
                 Bond                Bond                Bond               Bond Deb A
                 Debenture A         Debenture A         Debenture A
                 PIMCO Total  11.25% PIMCO Total  11.25% PIMCO Total  11.25%PIMCO Total
                 Return Admin        Return Admin        Return Admin       Return       11.25%
                                                                            Admin

                 Maxim U.S.   11.25% Maxim U.S.   11.25% Maxim U.S.   11.25%Maxim U.S.   11.25%
                 Govt Sec            Govt Sec            Govt Sec           Govt Sec
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Short      10%   Maxim Short   10%   Maxim Short   10%   Maxim Short  10%   Maxim Short   10%
Term Bond        Duration            Duration            Duration           Duration
                 Bond                Bond                Bond               Bond
------------------------------------------------------------------------------------------------

                              Line Graph Comparison

        Maxim Moderately  Composite        MSCI        Wilshire         Lehman         Lehman
          Conservative                                                                1-3 Year
           Profile I                       EAFE                       Aggregate        Credit
           Portfolio        Index         Index       5000 Index      Bond Index       Index
           10,000.00      10,000.00     10,000.00      10,000.00      10,000.00      10,000.00
  1997     10,229.00      10,275.98      9,460.00      10,335.82      10,425.30      10,210.60
  1998     11,226.33      11,801.89     11,383.52      12,757.50      11,330.84      10,932.18
  1999     12,162.60      13,100.59     14,491.03      15,763.17      11,237.93      11,366.63
  2000     12,148.01      13,204.43     12,473.49      14,038.68      12,544.90      12,253.68
  2001     12,067.83      13,046.56      9,827.86      12,509.87      13,603.69      13,404.18
  2002     11,427.03      12,527.04      8,288.82      9,747.69       14,999.43      14,335.77

$11,427.03   Maxim Moderately Conservative Profile I Portfolio

$12,527.04   Composite Index

$8,288.82    MSCI EAFE Index

$9,747.69    Wilshire 5000 Index

$14,999.43   Lehman Aggregate Bond Index

$14,335.77   Lehman 1-3 Year Credit Index

As of 12/31/02

Maxim Moderately Conservative Profile I Portfolio
Total Return -

One Year: -5.31%
Five Years: 2.24%
Since Inception: 2.54%

Composite Index:      Lehman Aggregate Bond - 45%
                      Wilshire 5000 - 35%
                      MSCI EAFE - 10%
                      Lehman 1-3 Year Credit - 10%

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Moderately Conservative Profile I Portfolio, made at its inception, with the performance of a Composite Index, the Morgan Stanley Capital International Europe, Australasia Far East Index, the Wilshire 5000 Index, the Lehman Aggregate Index and the Lehman 1-3 Year Credit Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                     Maxim Conservative Profile I Portfolio

The profile series of Portfolios was designed to provide individuals with a portfolio that is well diversified across several asset classes and funds. The Conservative Profile I Portfolio is specifically designed for individuals who are seeking to establish a conservative portfolio, but want some exposure to the equity markets. Each of the Profile Portfolios is built upon a three-step approach.

1. Using modern portfolio theory, we annually allocate various percentages of the profile assets to different asset classes.

2.   To maintain the asset class mix, we rebalance the Portfolio quarterly.

3. We choose the underlying funds from among several eligible. Currently, the specific funds are chosen based upon the historical returns, Sharpe ratio (a risk adjusted performance measurement), and Morningstar category rating of the eligible funds.

The performance of the Portfolio in 2002 was influenced by the overall financial markets where most of the major equity indexes suffered their third consecutive negative year. For the year, the Wilshire 5000 lost 20.85% of its value while the MSCI EAFE index of international stocks lost almost 16%. Contrasting the equity returns, the bond markets generally produced positive returns with the Lehman Aggregate Bond Index ending the year up 10.27%. Overall, the Maxim Conservative Profile I Portfolio had out-performed its composite index. The Portfolio's relative performance to the composite index was particularly aided by exposure to the Maxim T. Rowe Price Equity/Income Portfolio. Funds that most under preformed to their broad benchmarks were the Fidelity VIP Growth Fund, and the Lord Abbett Bond-Debenture A Fund.

In 2002, the Maxim Conservative Profile I Portfolio's asset class and underlying portfolio allocations were as follows:

Asset     AllocatioUnderlying1st     Underlying      2nd     Underlying       3rd    Underlying     4th Qtr
Class              Portfolio Qtr.    Portfolio       Qtr.    Portfolio        Qtr    Portfolio
-------------------------------------------------------------------------------------------------------------
Large-Cap    25%   Fidelity  8.33%   Fidelity VIP    8.33%   Fidelity VIP     8.33%  Fidelity VIP    6.40%
                   VIP               Growth                  Growth                  Growth
                   Growth
                   Oppenheime8.33%   Oppenheimer     8.33%   Oppenheimer      8.33%  Federated       1.40%
                   Capital           Capital Apprec          Capital Apprec          Capital App A
                   Apprec
                   Maxim T.  8.33%   Maxim T. Rowe   8.33%   Maxim T. Rowe    8.33%  Maxim T. Rowe   8.33%
                   Rowe              Price                   Price                   Price
                   Price             Equity/Income           Equity/Income           Equity/Income
                   Equity/Income
                                                                                     MFS Strategic   1.93%
                                                                                     Growth A
                                                                                     Maxim Stock     6.94%
                                                                                     Index

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Bond         50%   Maxim     12.50%  Maxim Global    12.50%  Maxim Global     12.50% Maxim Global   12.50%
                   Global            Bond                    Bond                    Bond
                   Bond
                   Lord      12.50%  Lord Abbett     12.50%  Lord Abbett      12.50% Lord Abbett    12.50%
                   Abbett            Bond-Debenture          Bond-Debenture A        Bond-Debenture
                   Bond-Debenture    A                                               A
                   A

                   PIMCO     12.50%  PIMCO Total     12.50%  PIMCO Total      12.50% PIMCO Total    12.50%
                   Total             Return Admin            Return Admin            Return Admin
                   Return
                   Admin
                   Maxim     12.50%  Maxim U. S.     12.50%  Maxim U. S.      12.50% Maxim U. S.    12.50%
                   U. S.             Gov't                   Gov't                   Gov't
                   Gov't             Securities              Securities              Securities
                   Securities
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Short        25%   Maxim       25%   Maxim Short       25%   Maxim Short       25%   Maxim Short       25%
Term Bond          Short             Duration Bond           Duration Bond           Duration
                   Duration                                                          Bond
                   Bond

-------------------------------------------------------------------------------------------------------------



                              Line Graph Comparison

              Maxim          Composite       Wilshire          Lehman          Lehman
           Conservative                                                       1-3 Year
            Profile I                                         Aggregate        Credit
            Portfolio          Index        5000 Index       Bond Index         Index
            10,000.00        10,000.00       10,000.00        10,000.00       10,000.00
  1997      10,360.00        10,349.26       10,335.82        10,425.30       10,210.60
  1998      11,214.70        11,587.78       12,757.50        11,330.84       10,932.18
  1999      11,759.73        12,337.91       15,763.17        11,237.93       11,366.63
  2000      12,448.85        12,958.63       14,038.68        12,544.90       12,253.68
  2001      12,811.12        13,456.86       12,509.87        13,603.69       13,404.18
  2002      12,722.72        13,638.19       9,747.69         14,999.43       14,335.77

$12,722.72   Maxim Conservative Profile I Portfolio

$13,638.19   Composite Index

$9,747.69     Wilshire 5000 Index

$14,999.43   Lehman Aggregate Bond Index

$14,335.77   Lehman 1-3 Year Credit Index

As of 12/31/02

Maxim Conservative Profile I Portfolio
Total Return -

One Year: -0.69%
Five Years: 4.20%
Since Inception: 4.62%

Portfolio Inception: 9/9/97

Composite Index:      Lehman Aggregate Bond - 50%
                      Lehman 1-3 Year Credit - 25%
                      Wilshire 5000 - 25%


This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Conservative Profile I Portfolio, made at its inception, with the performance of a Composite Index, the Wilshire 5000 Index, the Lehman Aggregate Index and the Lehman 1-3 Year Credit Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Aggressive Profile I, Conservative Profile I, Moderate Profile I, Moderately Aggressive Profile I, and Moderately Conservative Profile I Portfolios (the "Portfolios") of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Aggressive Profile I, Conservative Profile I, Moderate Profile I, Moderately Aggressive Profile I, and Moderately Conservative Profile I Portfolios of the Maxim Series Fund, Inc. as of December 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 6 to the financial statements, the Portfolios transacted a 1 for 10 reverse stock split during 2002, and retroactively restated share information for all years presented.

/s/ Deloitte & Touche LLP

February 7, 2003

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     MODERATELY      MODERATELY
                                                AGGRESSIVE    CONSERVATIVE         MODERATE        AGGRESSIVE       CONSERVATIVE
                                                PROFILE I        PROFILE I        PROFILE I         PROFILE I         PROFILE I
                                                PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                              ---------------   -------------    -------------    --------------    --------------
                                              ---------------   -------------    -------------    --------------    --------------
ASSETS:

    Investments in securities, market value(1)$   34,662,511  $   28,131,165   $   61,966,725   $    80,977,768   $    23,354,490
                                              ---------------   -------------    -------------    --------------    --------------
                                              ---------------   -------------    -------------    --------------    --------------

    Total assets                                  34,662,511      28,131,165       61,966,725        80,977,768        23,354,490
                                              ---------------   -------------    -------------    --------------    --------------
                                              ---------------   -------------    -------------    --------------    --------------

LIABILITIES:

    Due to investment adviser                          3,818           3,062            6,720            11,514             2,541
                                              ---------------   -------------    -------------    --------------    --------------
                                              ---------------   -------------    -------------    --------------    --------------

NET ASSETS                                    $   34,658,693  $   28,128,103   $   61,960,005   $    80,966,254   $    23,351,949
                                              ===============   =============    =============    ==============    ==============
                                              ===============   =============    =============    ==============    ==============

NET ASSETS REPRESENTED BY:  (See Note 6)
    Capital stock, $.10 par value             $      445,355  $      304,606   $      726,526   $       962,133   $       268,256
    Additional paid-in capital                    45,614,780      30,133,391       72,154,580        98,691,889        26,327,525
    Net unrealized depreciation on investments    (5,413,935)       (861,174)      (5,624,067)       (9,366,410)       (1,550,108)
    Undistributed net investment income                  143          18,916           10,813            13,748            15,618
    Accumulated net realized loss on              (5,987,650)     (1,467,636)      (5,307,847)       (9,335,106)       (1,709,342)
       investments                            ---------------   -------------    -------------    --------------    --------------
                                              ---------------   -------------    -------------    --------------    --------------

NET ASSETS                                    $   34,658,693  $   28,128,103   $   61,960,005   $    80,966,254   $    23,351,949
                                              ===============   =============    =============    ==============    ==============
                                              ===============   =============    =============    ==============    ==============

NET ASSET VALUE PER OUTSTANDING SHARE         $         7.78  $         9.23   $         8.53   $          8.42   $          8.71
                                              ===============   =============    =============    ==============    ==============
                                              ===============   =============    =============    ==============    ==============
(Offering and Redemption Price) (See Note 6)

SHARES OF CAPITAL STOCK:  (See Note 6)
    Authorized                                   100,000,000     100,000,000      100,000,000       130,000,000       100,000,000
    Outstanding                                    4,453,551       3,046,063        7,265,259         9,621,331         2,682,561

(1)  Cost of investments in securities:       $   40,076,446  $   28,992,339   $   67,590,792   $    90,344,178   $    24,904,598

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       MODERATELY     MODERATELY
                                                     AGGRESSIVE      CONSERVATIVE      MODERATE       AGGRESSIVE     CONSERVATIVE
                                                      PROFILE I       PROFILE I       PROFILE I       PROFILE I        PROFILE I
                                                      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                    --------------  --------------   -------------   -------------   --------------
                                                    --------------  --------------   -------------   -------------   --------------
INVESTMENT INCOME:
Income distributions received                        $    232,969 $     1,098,504  $    1,521,454  $    1,477,857  $       701,515
                                                    --------------  --------------   -------------   -------------   --------------
                                                    --------------  --------------   -------------   -------------   --------------

EXPENSES:

Management fees                                            88,002          65,919         141,781         191,308           52,510
                                                    --------------  --------------   -------------   -------------   --------------
                                                    --------------  --------------   -------------   -------------   --------------

NET INVESTMENT INCOME                                     144,967       1,032,585       1,379,673       1,286,549          649,005
                                                    --------------  --------------   -------------   -------------   --------------
                                                    --------------  --------------   -------------   -------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments                       (3,030,723)     (1,092,062)     (2,945,821)     (4,741,341)        (977,597)
Capital gain distributions received                       440,584         288,546         671,922         883,429          237,242
Change in net unrealized depreciation on investments   (4,556,226)       (439,298)     (4,279,547)     (7,574,195)      (1,062,944)
                                                    --------------  --------------   -------------   -------------   --------------
                                                    --------------  --------------   -------------   -------------   --------------

Net realized and unrealized loss on investments        (7,146,365)     (1,242,814)     (6,553,446)    (11,432,107)      (1,803,299)
                                                    --------------  --------------   -------------   -------------   --------------
                                                    --------------  --------------   -------------   -------------   --------------

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                      $ (7,001,398)$      (210,229) $   (5,173,773) $  (10,145,558) $    (1,154,294)
                                                    ==============  ==============   =============   =============   ==============
                                                    ==============  ==============   =============   =============   ==============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2002 AND 2001

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                            AGGRESSIVE              CONSERVATIVE                MODERATE
                                                            PROFILE I                 PROFILE I                 PROFILE I
                                                            PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                                     ------------------------------------------------------------------------------
                                                     ------------------------   ------------------------  -------------------------
                                                        2002         2001          2002         2001         2002          2001
                                                     -----------  -----------   -----------  -----------  ------------  -----------
                                                     -----------  -----------   -----------  -----------  ------------  -----------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                          $    144,967 $    415,034  $  1,032,585 $    880,425 $   1,379,673 $  1,403,491
    Net realized loss on investments                 (3,030,723)  (3,519,524)   (1,092,062)    (533,181)   (2,945,821)  (3,852,457)
    Capital gain distributions received                 440,584      881,852       288,546      294,687       671,922      997,722
    Change in net unrealized depreciation on
       investments                                   (4,556,226)     773,026      (439,298)     (75,978)   (4,279,547)     549,445
                                                     -----------  -----------   -----------  -----------  ------------  -----------
                                                     -----------  -----------   -----------  -----------  ------------  -----------

    Net increase (decrease) in net assets
       resulting from operations                     (7,001,398)  (1,449,612)     (210,229)     565,953    (5,173,773)    (901,799)
                                                     -----------  -----------   -----------  -----------  ------------  -----------
                                                     -----------  -----------   -----------  -----------  ------------  -----------

DISTRIBUTIONS:

    From net investment income                         (144,824)  (1,498,315)   (1,013,669)  (1,051,618)   (1,368,860)  (2,174,004)
    From net realized gains                                         (894,339)            0     (447,789)            0     (601,078)
                                                     -----------  -----------   -----------  -----------  ------------  -----------
                                                     -----------  -----------   -----------  -----------  ------------  -----------

    Total distributions                                (144,824)  (2,392,654)   (1,013,669)  (1,499,407)   (1,368,860)  (2,775,082)
                                                     -----------  -----------   -----------  -----------  ------------  -----------
                                                     -----------  -----------   -----------  -----------  ------------  -----------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                13,190,563   11,281,028    12,262,650    4,930,746    22,911,261   16,935,882
    Reinvestment of distributions                       144,824    2,392,654     1,013,669    1,499,407     1,368,860    2,775,082
    Redemptions of shares                            (5,303,503)  (3,189,068)   (4,273,161)  (2,568,913)   (6,506,264)  (3,113,568)
                                                     -----------  -----------   -----------  -----------  ------------  -----------
                                                     -----------  -----------   -----------  -----------  ------------  -----------

    Net increase in net assets resulting from
       share transactions                              8,031,884   10,484,614     9,003,158    3,861,240    17,773,857   16,597,396
                                                     -----------  -----------   -----------  -----------  ------------  -----------
                                                     -----------  -----------   -----------  -----------  ------------  -----------

    Total increase in net assets                        885,662    6,642,348     7,779,260    2,927,786    11,231,224   12,920,515

NET ASSETS:
    Beginning of period                              33,773,031   27,130,683    20,348,843   17,421,057    50,728,781   37,808,266
                                                     -----------  -----------   -----------  -----------  ------------  -----------
                                                     -----------  -----------   -----------  -----------  ------------  -----------

    End of period  (1)                             $ 34,658,693 $ 33,773,031  $ 28,128,103 $ 20,348,843 $  61,960,005 $ 50,728,781
                                                     ===========  ===========   ===========  ===========  ============  ===========
                                                     ===========  ===========   ===========  ===========  ============  ===========

OTHER INFORMATION:

SHARES:

    Sold                                              1,506,482    1,129,840     1,284,051      490,144     2,519,072    1,713,908
    Issued in reinvestment of distributions              18,619      268,524       109,341      152,576       157,113      291,974
    Redeemed                                           (632,860)    (319,772)     (456,730)    (254,498)     (728,355)    (318,225)
                                                     -----------  -----------   -----------  -----------  ------------  -----------
                                                     -----------  -----------   -----------  -----------  ------------  -----------

    Net increase                                        892,241    1,078,592       936,662      388,222     1,947,830    1,687,656
                                                     ===========  ===========   ===========  ===========  ============  ===========
                                                     ===========  ===========   ===========  ===========  ============  ===========

(1)  Including undistributed net investment         $        143 $             $     18,916 $            $      10,813 $
        income
                                                                                                                        (Continued)

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2002 AND 2001

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                           MODERATELY                       MODERATELY
                                                                           AGGRESSIVE                      CONSERVATIVE
                                                                           PROFILE I                        PROFILE I
                                                                           PORTFOLIO                        PORTFOLIO
                                                                     ------------------------------------------------------------
                                                                     -----------------------------  -----------------------------
                                                                        2002             2001          2002             2001
                                                                     ------------     ------------  ------------     ------------
                                                                     ------------     ------------  ------------     ------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                          $   1,286,549    $   1,435,897   $   649,005    $     624,136
    Net realized loss on investments                                  (4,741,341)      (6,887,232)     (977,597)      (1,166,525)
    Capital gain distributions received                                  883,429        1,552,438       237,242          340,886
    Change in net unrealized depreciation on investments              (7,574,195)       1,583,649    (1,062,944)         115,124
                                                                     ------------     ------------  ------------     ------------
                                                                     ------------     ------------  ------------     ------------

    Net decrease in net assets resulting from operations             (10,145,558)      (2,315,248)   (1,154,294)         (86,379)
                                                                     ------------     ------------  ------------     ------------
                                                                     ------------     ------------  ------------     ------------

DISTRIBUTIONS:

    From net investment income                                        (1,272,801)      (2,882,536)     (633,387)        (855,930)
    From net realized gains                                                              (755,269)                      (227,479)
                                                                     ------------     ------------  ------------     ------------
                                                                     ------------     ------------  ------------     ------------

    Total distributions                                               (1,272,801)      (3,637,805)     (633,387)      (1,083,409)
                                                                     ------------     ------------  ------------     ------------
                                                                     ------------     ------------  ------------     ------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                 29,980,682       23,795,599     8,506,045        4,831,616
    Reinvestment of distributions                                      1,272,801        3,637,805       633,387        1,083,409
    Redemptions of shares                                             (8,157,048)      (5,070,262)   (2,788,217)      (2,088,469)
                                                                     ------------     ------------  ------------     ------------
                                                                     ------------     ------------  ------------     ------------

    Net increase in net assets resulting from share transactions      23,096,435       22,363,142     6,351,215        3,826,556
                                                                     ------------     ------------  ------------     ------------
                                                                     ------------     ------------  ------------     ------------

    Total increase in net assets                                      11,678,076       16,410,089     4,563,534        2,656,768

NET ASSETS:
    Beginning of period                                               69,288,178       52,878,089    18,788,415       16,131,647
                                                                     ------------     ------------  ------------     ------------
                                                                     ------------     ------------  ------------     ------------

    End of period  (1)                                             $  80,966,254    $  69,288,178   $23,351,949    $  18,788,415
                                                                     ============     ============  ============     ============
                                                                     ============     ============  ============     ============

OTHER INFORMATION:

SHARES:

    Sold                                                               3,266,743        2,354,825       935,807          492,263
    Issued in reinvestment of distributions                              147,319          381,302        71,749          113,499
    Redeemed                                                            (917,026)        (503,985)     (309,635)        (212,945)
                                                                     ------------     ------------  ------------     ------------
                                                                     ------------     ------------  ------------     ------------

    Net increase                                                       2,497,036        2,232,142       697,921          392,816
                                                                     ============     ============  ============     ============
                                                                     ============     ============  ============     ============

(1)  Including undistributed net investment income                 $      13,748    $               $    15,618    $

                                                                                                                      (Concluded)

See notes to financial statements.

MAXIM SERIES FUND, INC.

AGGRESSIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                             Year Ended December 31,

                                        ------------------------------------------------------------
                                        ------------------------------------------------------------
                                         2002 ~        2001 ~    2000 ~       1999 ~      1998 ~
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------
Net Asset Value, Beginning of Period  $      9.48  $     10.93 $     12.34  $     10.79 $      9.51

Income from Investment Operations

Net investment income                        0.03         0.03        0.57         0.04        0.06
Capital gain distributions received          0.10         0.25        0.27         0.97        0.28
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

    Total distributions received             0.13         0.28        0.84         1.01        0.34

Net realized and unrealized gain (loss) on
    investments                             (1.80)       (0.98)      (1.66)        1.35        1.06
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Total Income (Loss) From

    Investment Operations                   (1.67)       (0.70)      (0.82)        2.36        1.40
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Less Distributions

From net investment income                  (0.03)       (0.46)      (0.27)       (0.01)      (0.11)
From net realized gains                                  (0.29)      (0.32)       (0.80)      (0.01)
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Total Distributions                         (0.03)       (0.75)      (0.59)       (0.81)      (0.12)
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Net Asset Value, End of Period        $      7.78  $      9.48 $     10.93  $     12.34 $     10.79
                                        ==========   ==========  ==========   ==========  ==========
                                        ==========   ==========  ==========   ==========  ==========


Total Return                              (17.62%)      (5.75%)     (6.82%)      21.83%      14.84%

Net Assets, End of Period ($000)      $    34,659  $    33,773 $    27,131  $    19,007 $     7,608

Ratio of Expenses to Average Net Assets #   0.25%        0.25%       0.25%        0.25%       0.25%

Ratio of Net Investment Income to

    Average Net Assets                      0.41%        1.40%       0.17%        0.09%       0.97%

Portfolio Turnover Rate                    76.79%       96.98%      91.73%       77.51%      94.75%


~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.


The per share information was computed based on average shares.


#   Does not include expenses of the investment companies in which the portfolio invests.         (Continued)

MAXIM SERIES FUND, INC.

CONSERVATIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                             Year Ended December 31,
                                        ------------------------------------------------------------
                                        ------------------------------------------------------------
                                         2002 ~        2001 ~     2000 ~       1999 ~      1998 ~
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Net Asset Value, Beginning of Period  $      9.65  $     10.12 $     10.11  $     10.30 $     10.09

Income from Investment Operations

Net investment income                             0.23         0.43   0.71         0.43        0.41
Capital gain distributions received          0.09         0.14        0.19         0.24        0.15
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

    Total distributions received             0.32         0.57        0.90         0.67        0.56

Net realized and unrealized gain (loss) on
    investments                             (0.52)       (0.27)      (0.32)       (0.17)       0.26
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Total Income (Loss) From

    Investment Operations                   (0.20)        0.30        0.58         0.50        0.82
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Less Distributions

From net investment income                  (0.22)       (0.61)      (0.53)       (0.41)      (0.61)
From net realized gains                                  (0.16)      (0.04)       (0.28)
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Total Distributions                         (0.22)       (0.77)      (0.57)       (0.69)      (0.61)
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Net Asset Value, End of Period        $      9.23  $      9.65 $     10.12  $     10.11 $     10.30
                                        ==========   ==========  ==========   ==========  ==========
                                        ==========   ==========  ==========   ==========  ==========


Total Return                               (0.69%)       2.91%       5.86%        4.86%       8.25%

Net Assets, End of Period ($000)      $    28,128  $    20,349 $    17,421  $    17,142 $    15,520

Ratio of Expenses to Average Net Assets #   0.25%        0.25%       0.25%        0.25%       0.25%

Ratio of Net Investment Income to

    Average Net Assets                      3.92%        4.58%       4.69%        3.94%       4.81%

Portfolio Turnover Rate                    82.41%       84.75%      63.09%       80.14%      99.16%


~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

#   Does not include expenses of the investment companies in which the portfolio invests.         (Continued)

MAXIM SERIES FUND, INC.

MODERATE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                            Year Ended December 31,

                                        ------------------------------------------------------------
                                        ------------------------------------------------------------
                                         2002 ~        2001 ~     2000 ~       1999 ~      1998 ~
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Net Asset Value, Beginning of Period  $      9.54  $     10.42 $     11.25  $     10.50 $      9.66

Income from Investment Operations

Net investment income                        0.14         0.17        0.57         0.23        0.17
Capital gain distributions received          0.09         0.19        0.31         0.70        0.16
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

    Total distributions received             0.23         0.36        0.88         0.93        0.33

Net realized and unrealized gain (loss) on
    investments                             (1.10)       (0.66)      (1.03)        0.78        0.77
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Total Income (Loss) From

    Investment Operations                   (0.87)       (0.30)      (0.15)        1.71        1.10
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Less Distributions

From net investment income                  (0.14)       (0.45)      (0.44)       (0.18)      (0.26)
From net realized gains                                  (0.13)      (0.24)       (0.78)
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Total Distributions                         (0.14)       (0.58)      (0.68)       (0.96)      (0.26)
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Net Asset Value, End of Period        $      8.53  $      9.54 $     10.42  $     11.25 $     10.50
                                        ==========   ==========  ==========   ==========  ==========
                                        ==========   ==========  ==========   ==========  ==========


Total Return                               (8.52%)      (2.74%)     (1.38%)      16.43%      11.41%

Net Assets, End of Period ($000)      $    61,960  $    50,729 $    37,808  $    27,961 $    12,601

Ratio of Expenses to Average Net Assets #   0.25%        0.25%       0.25%        0.25%       0.25%

Ratio of Net Investment Income to

    Average Net Assets                      2.44%        3.22%       2.32%        1.91%       2.27%

Portfolio Turnover Rate                    77.11%       93.99%      76.55%      105.60%     114.39%


~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

#   Does not include expenses of the investment companies in which the portfolio invests.         (Continued)

MAXIM SERIES FUND, INC.

MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                            Year Ended December 31,
                                        ------------------------------------------------------------
                                        ------------------------------------------------------------
                                         2002 ~        2001 ~     2000 ~       1999 ~      1998 ~
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Net Asset Value, Beginning of Period  $      9.73  $     10.81 $     12.18  $     10.67 $      9.68

Income from Investment Operations

Net investment income                        0.10         0.01        0.56         0.14        0.14
Capital gain distributions received          0.09         0.22        0.33         0.77        0.28
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

    Total distributions received             0.19         0.23        0.89         0.91        0.42

Net realized and unrealized gain (loss) on
    investments                             (1.40)       (0.75)      (1.39)        1.43        0.79
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Total Income (Loss) From

    Investment Operations                   (1.21)       (0.52)      (0.50)        2.34        1.21
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Less Distributions

From net investment income                  (0.10)       (0.44)      (0.35)       (0.10)      (0.22)
From net realized gains                                  (0.12)      (0.52)       (0.73)
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Total Distributions                         (0.10)       (0.56)      (0.87)       (0.83)      (0.22)
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Net Asset Value, End of Period        $      8.42  $      9.73 $     10.81  $     12.18 $     10.67
                                        ==========   ==========  ==========   ==========  ==========
                                        ==========   ==========  ==========   ==========  ==========


Total Return                              (12.03%)      (4.64%)     (4.34%)      22.05%      12.54%

Net Assets, End of Period ($000)      $    80,966  $    69,288 $    52,878  $    36,469 $    15,066

Ratio of Expenses to Average Net Assets #   0.25%        0.25%       0.25%        0.25%       0.25%

Ratio of Net Investment Income to

    Average Net Assets                      2.00%        2.39%       1.25%        0.96%       1.80%

Portfolio Turnover Rate                    76.97%       96.23%      74.26%      101.16%     123.12%


~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

#   Does not include expenses of the investment companies in which the portfolio invests.         (Continued)

MAXIM SERIES FUND, INC.

MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                            Year Ended December 31,
                                        ------------------------------------------------------------
                                        ------------------------------------------------------------
                                         2002 ~        2001 ~     2000 ~       1999 ~      1998 ~
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Net Asset Value, Beginning of Period  $      9.47  $     10.13 $     10.60  $     10.47 $      9.91

Income from Investment Operations

Net investment income                        0.17         0.27        0.54         0.31        0.26
Capital gain distributions received          0.09         0.18        0.41         0.45        0.12
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

    Total distributions received             0.26         0.45        0.95         0.76        0.38

Net realized and unrealized gain (loss) on
    investments                             (0.86)       (0.51)      (0.97)        0.10        0.58
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Total Income (Loss) From

    Investment Operations                   (0.60)       (0.06)      (0.02)        0.86        0.96
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Less Distributions

From net investment income                  (0.16)       (0.47)      (0.40)       (0.27)      (0.40)
From net realized gains                                  (0.13)      (0.05)       (0.46)
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Total Distributions                         (0.16)       (0.60)      (0.45)       (0.73)      (0.40)
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Net Asset Value, End of Period       $       8.71 $       9.47 $     10.13  $     10.60 $     10.47
                                        ==========   ==========  ==========   ==========  ==========
                                        ==========   ==========  ==========   ==========  ==========


Total Return                               (5.31%)      (0.66%)     (0.12%)       8.34%       9.75%

Net Assets, End of Period ($000)     $     23,352 $     18,788 $    16,132  $    13,672 $     9,587

Ratio of Expenses to Average Net Assets #   0.25%        0.25%       0.25%        0.25%       0.25%

Ratio of Net Investment Income to

    Average Net Assets                      3.09%        3.62%       3.19%        2.70%       3.41%

Portfolio Turnover Rate                    82.07%       95.19%      80.88%      116.96%     112.09%


~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

# Does not include expenses of the investment companies in which the portfolio
invests.                                                                                (Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002
--------------------------------------------------------------------------------

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Aggressive Profile I, Conservative Profile I, Moderate Profile I, Moderately Aggressive Profile I and Moderately Conservative Profile I Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Aggressive Profile I; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Conservative Profile I; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Moderate Profile I; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Moderately Aggressive Profile I; and to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Moderately Conservative Profile I. Each Portfolio is non-diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company (the Company) and New England Financial.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund.

      Dividends

      Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income and realized gain distributions from other funds are accrued as of the ex-dividend date.

      Federal Income Taxes

      For federal income tax purposes, each Portfolio of the Fund currently qualifies, and intends to remain qualified as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States.

2.    INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of each Portfolio. Each Portfolio will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolios. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Corporation, which is a wholly-owned subsidiary of GWL&A, was the principal underwriter. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolios.

      Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Fund receives any compensation directly from the Portfolios.

      An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. During the year ended December 31, 2002, the Conservative Profile I Portfolio was an affiliate of the Maxim Short Duration Bond Portfolio. As of December 31, 2002, the Conservative Profile I Portfolio held 684,440 shares of the Maxim Short Duration Bond Portfolio with a market value of $7,111,330. During the year ended December 31, 2002, the Conservative Profile I Portfolio had purchases of $3,352,188, sales of $1,337,288, realized gains of $30,563, and received dividends in the amount of $287,319 from the Maxim Short Duration Bond Portfolio. At December 31, 2001, the market value of the Conservative Profile I Portfolio's investment in the Maxim Short Duration Bond Portfolio was $5,084,942.

3.    PURCHASE AND SALES OF UNDERLYING INVESTMENTS

      For the year ended December 31, 2002, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

                                                                  Purchases         Sales
                                                                 ------------    ------------

     Aggressive Profile I Portfolio                               35,617,160      27,145,506
     Conservative Profile I Portfolio                             30,744,106      21,433,345
     Moderate Profile I Portfolio                                 62,544,170      44,088,059
     Moderately Aggressive Profile I Portfolio                    83,294,373      59,299,073
     Moderately Conservative Profile I Portfolio                  23,804,415      17,200,483


4.    UNREALIZED APPRECIATION (DEPRECIATION)

      The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2002 were as follows:

                              Cost For
                               Income                                                 Net
                                 Tax             Gross             Gross          Unrealized
                              Purposes       Appreciation      Depreciation      Depreciation
                             ------------    --------------    --------------    --------------

     Aggressive Profile
        I Portfolio        $    42,542,807  $      48,753     $                 $
                                                                   (7,929,049)       (7,880,296)
     Conservative
        Profile I               29,867,529        361,154
        Portfolio                                                  (2,097,518)       (1,736,364)
     Moderate Profile I
        Portfolio               69,999,053        426,905
                                                                   (8,459,233)       (8,032,328)
     Moderately
        Aggressive
        Profile I               93,975,134        413,350        (13,410,716)
        Portfolio                                                                   (12,997,366)
     Moderately
        Conservative
        Profile I               25,743,323        192,649
        Portfolio                                                  (2,581,482)       (2,388,833)

5.      DISTRIBUTIONS TO SHAREHOLDERS

      The tax character of distributions paid during the years ended December 31, 2002 and 2001 were as follows:

                                                                       2002            2001
                                                                   -------------   -------------
     Aggressive Profile I Portfolio
          Distributions paid from:
             Ordinary income                                       $    144,824       1,498,315
             Long-term capital gain                                           0         894,339
                                                                   -------------   -------------
                                                                   -------------   -------------
                                                                   $    144,824       2,392,654
                                                                   =============   =============
                                                                   =============   =============
     Conservative Profile I Portfolio
          Distributions paid from:
             Ordinary income                                       $  1,013,669       1,051,618
             Long-term capital gain                                           0         447,789
                                                                   -------------   -------------
                                                                   -------------   -------------
                                                                   $  1,013,669       1,499,407
                                                                   =============   =============
     Moderate Profile I Portfolio
          Distributions paid from:
             Ordinary income                                       $  1,368,860       2,174,004
             Long-term capital gain                                           0         601,078
                                                                   -------------   -------------
                                                                   -------------   -------------
                                                                   $  1,368,860       2,775,082
                                                                   =============   =============
     Moderately Aggressive Profile I Portfolio
          Distributions paid from:
             Ordinary income                                       $  1,272,801       2,882,536
             Long-term capital gain                                           0         755,269
                                                                   -------------   -------------
                                                                   -------------   -------------
                                                                   $  1,272,801       3,637,805
                                                                   =============   =============
     Moderately Conservative Profile I Portfolio
          Distributions paid from:
             Ordinary income                                       $    633,387         855,930
             Long-term capital gain                                           0         227,479
                                                                   -------------   -------------
                                                                   -------------   -------------
                                                                   $    633,387       1,083,409
                                                                   =============   =============

      As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

     Aggressive Profile I Portfolio
          Net unrealized depreciation on investments                               $(7,880,296)
          Undistributed net investment income                                               143
          Accumulated net realized loss on investments                              (5,987,650)
                                                                                   -------------
                                                                                   -------------
                                                                                   $(13,867,803)
                                                                                   =============

     Conservative Profile I Portfolio
          Net unrealized depreciation on investments                               $(1,736,364)
          Undistributed net investment income                                            18,916
          Accumulated net realized loss on investments                              (1,467,636)
                                                                                   -------------
                                                                                   -------------
                                                                                   $ (3,185,084)
                                                                                   =============
     Moderate Profile I Portfolio
          Net unrealized depreciation on investments                               $(8,032,327)
          Undistributed net investment income                                            10,813
          Accumulated net realized loss on investments                              (5,307,847)
                                                                                   -------------
                                                                                   -------------
                                                                                   $(13,329,362)
                                                                                   =============
     Moderately Aggressive Profile I Portfolio
          Net unrealized depreciation on investments                               $(12,997,366)
          Undistributed net investment income                                            13,748
          Accumulated net realized loss on investments                               (9,335,106)
                                                                                   -------------
                                                                                   -------------
                                                                                   $(22,318,724)
                                                                                   =============
     Moderately Conservative Profile I Portfolio
          Net unrealized depreciation on investments                               $(2,388,833)
          Undistributed net investment income                                            15,618
          Accumulated net realized loss on investments                              (1,709,342)
                                                                                   -------------
                                                                                   -------------
                                                                                   $ (4,082,557)
                                                                                   =============


      The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

      At December 31, 2002, the Portfolios had available for federal income tax purposes unused capital loss carryforwards expiring in the years indicated:

                                                                    2009            2010
                                                                 ------------    ------------

     Aggressive Profile I Portfolio                                1,494,977       2,026,312
     Conservative Profile I Portfolio                                      0         592,446
     Moderate Profile I Portfolio                                    953,657       1,945,929
     Moderately Aggressive Profile I Portfolio                     1,963,561       3,740,589
     Moderately Conservative Profile I Portfolio                     390,478         480,139


6. REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Statement of Changes in Net Assets and Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

7.    TAX INFORMATION (unaudited)

      Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2002, the following are the percentages that qualify for the dividend received deduction available to the Portfolios' corporate shareholders.

                                                                             Percent of Ordinary
                                                                             Income Distributions
                                                                                Qualifying for
                                                                              Dividends Received
                                                                                  Deduction
                                                                            ---------------------

     Aggressive Profile I Portfolio                                               100.00%
     Conservative Profile I Portfolio                                              52.54%
     Moderate Profile I Portfolio                                                  65.60%
     Moderately Aggressive Profile I Portfolio                                     73.40%
     Moderately Conservative Profile I Portfolio                                   60.80%




Schedule of Investments
December 31, 2002

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                      Aggressive Profile I Portfolio

Common Stock

Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
      48,938     AIM Small-Cap Growth A                                    $        904,379
     198,180     Artisan International                                            2,931,076
      24,969     Federated Capital Appreciation A                                   483,656
      91,060     Fidelity VIP Growth                                              2,134,445
     202,653     Maxim Ariel MidCap Value Portfolio                               3,432,941
     249,141     Maxim Ariel Small-Cap Value Portfolio                            2,371,825
     257,072     Maxim INVESCO ADR Portfolio                                      2,899,770
     119,305     Maxim INVESCO Small-Cap Growth Portfolio                         1,383,941
     169,881     Maxim Loomis Sayles Small-Cap Value Portfolio                    2,381,725
     123,181     Maxim Stock Index Portfolio                                      2,371,240
     214,156     Maxim T. Rowe Price Equity/Income Portfolio                      2,927,517
     419,911     Maxim T. Rowe Price MidCap Growth Portfolio                      5,038,927
     330,216     Maxim Templeton International Equity Portfolio                   2,905,902
      46,601     MFS Strategic Growth Fund A                                        649,624
     111,313     Putnam Capital Opportunities A                                     848,201
      52,081     RS Emerging Growth Fund A                                          997,342
                                                                              --------------
                                                                              --------------

Total Aggressive Profile I Portfolio                                       $     34,662,511
                                                                              ==============
                                                                              ==============
(Cost of Investments $40,076,446)




Schedule of Investments
December 31, 2002

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                     Conservative Profile I Portfolio

Common Stock
Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

      19,746     Federated Capital Appreciation A                          $        382,472
      72,032     Fidelity VIP Growth                                              1,688,439
     496,275     Lord Abbett Bond Debenture A                                     3,568,214
     344,283     Maxim Global Bond Portfolio                                      3,559,882
     684,440     Maxim Short Duration Bond Portfolio                              7,111,330
      97,419     Maxim Stock Index Portfolio                                      1,875,313
     169,345     Maxim T. Rowe Price Equity/Income Portfolio                      2,314,946
     287,474     Maxim U.S. Government Mortgage Securities Portfolio              3,553,182
      36,859     MFS Strategic Growth Fund A                                        513,815
     333,981     PIMCO Total Return, Administrative Class                         3,563,572
                                                                              --------------
                                                                              --------------

Total Conservative Profile I Portfolio                                     $     28,131,165
                                                                              ==============
                                                                              ==============
(Cost of Investments $28,992,339)




Schedule of Investments
December 31, 2002

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                       Moderate Profile I Portfolio

Common Stock
Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

      40,830     AIM Small-Cap Growth A                                    $        754,531
     209,294     Artisan International                                            3,095,451
      43,993     Federated Capital Appreciation A                                   852,146
     160,516     Fidelity VIP Growth                                              3,762,493
     773,887     Lord Abbett Bond Debenture A                                     5,564,253
     149,266     Maxim Ariel MidCap Value Portfolio                               2,528,566
     219,077     Maxim Ariel Small-Cap Value Portfolio                            2,085,614
     537,008     Maxim Global Bond Portfolio                                      5,552,663
     271,858     Maxim INVESCO ADR Portfolio                                      3,066,558
     109,267     Maxim INVESCO Small-Cap Growth Portfolio                         1,267,497
     149,358     Maxim Loomis Sayles Small-Cap Value Portfolio                    2,093,997
     305,006     Maxim Short Duration Bond Portfolio                              3,169,016
     217,056     Maxim Stock Index Portfolio                                      4,178,327
     377,224     Maxim T. Rowe Price Equity/Income Portfolio                      5,156,651
     203,700     Maxim T. Rowe Price MidCap Growth Portfolio                      2,444,405
     349,158     Maxim Templeton International Equity Portfolio                   3,072,591
     448,385     Maxim U.S. Government Mortgage Securities Portfolio              5,542,035
      82,131     MFS Strategic Growth Fund A                                      1,144,910
     520,920     PIMCO Total Return, Administrative Class                         5,558,217
      49,018     Putnam Capital Opportunities A                                     373,515
      36,725     RS Emerging Growth Fund A                                          703,289
                                                                              --------------
                                                                              --------------

Total Moderate Profile I Portfolio                                         $     61,966,725
                                                                              ==============
                                                                              ==============
(Cost of Investments $67,590,792)




Schedule of Investments
December 31, 2002

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                   Moderately Aggressive Profile I Portfolio

Common Stock
Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

      53,679     AIM Small-Cap Growth A                                    $        991,981
     366,510     Artisan International                                            5,420,690
      57,838     Federated Capital Appreciation A                                 1,120,321
     211,023     Fidelity VIP Growth                                              4,946,384
     726,758     Lord Abbett Bond Debenture A                                     5,225,392
     313,132     Maxim Ariel MidCap Value Portfolio                               5,304,461
     288,032     Maxim Ariel Small-Cap Value Portfolio                            2,742,067
     504,304     Maxim Global Bond Portfolio                                      5,214,501
     476,785     Maxim INVESCO ADR Portfolio                                      5,378,135
     143,656     Maxim INVESCO Small-Cap Growth Portfolio                         1,666,411
     196,367     Maxim Loomis Sayles Small-Cap Value Portfolio                    2,753,070
     285,361     Maxim Stock Index Portfolio                                      5,493,206
     495,943     Maxim T. Rowe Price Equity/Income Portfolio                      6,779,540
     646,864     Maxim T. Rowe Price MidCap Growth Portfolio                      7,762,354
     612,355     Maxim Templeton International Equity Portfolio                   5,388,723
     421,077     Maxim U.S. Government Mortgage Securities Portfolio              5,204,505
     107,976     MFS Strategic Growth Fund A                                      1,505,181
     489,199     PIMCO Total Return, Administrative Class                         5,219,756
     161,112     Putnam Capital Opportunities A                                   1,227,675
      85,296     RS Emerging Growth Fund A                                        1,633,415
                                                                              --------------
                                                                              --------------

Total Moderately Aggressive Profile I Portfolio                            $     80,977,768
                                                                              ==============
                                                                              ==============
(Cost of Investments $90,344,178)


Schedule of Investments
December 31, 2002

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
               Moderately Conservative Profile I Portfolio

Common Stock
Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

      52,484     Artisan International                                     $        776,244
      16,516     Federated Capital Appreciation A                                   319,905
      60,250     Fidelity VIP Growth                                              1,412,250
     373,608     Lord Abbett Bond Debenture A                                     2,686,249
      56,033     Maxim Ariel MidCap Value Portfolio                                 949,195
     259,261     Maxim Global Bond Portfolio                                      2,680,760
      67,968     Maxim INVESCO ADR Portfolio                                        766,679
     229,057     Maxim Short Duration Bond Portfolio                              2,379,897
      81,484     Maxim Stock Index Portfolio                                      1,568,566
     141,628     Maxim T. Rowe Price Equity/Income Portfolio                      1,936,059
      76,471     Maxim T. Rowe Price MidCap Growth Portfolio                        917,654
      87,290     Maxim Templeton International Equity Portfolio                     768,155
     216,470     Maxim U.S. Government Mortgage Securities Portfolio              2,675,570
      30,830     MFS Strategic Growth Fund A                                        429,765
     251,489     PIMCO Total Return,  Administrative Class                        2,683,387
      18,401     Putnam Capital Opportunities A                                     140,215
      13,783     RS Emerging Growth Fund A                                          263,940
                                                                              --------------
                                                                              --------------

Total Moderately Conservative Profile I Portfolio                          $     23,354,490
                                                                              ==============
                                                                              ==============
(Cost of Investments $24,904,598)

FUND DIRECTORS AND OFFICERS (UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

---------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS

---------------------------------------------------------------------------------------------------
--------------- ------------ ------------- -----------------------------
Name, address   Position(s)    Term of       Principal Occupation(s)     Number         Other
   and age       Held with      Office         during Past 5 Years       of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                         by
                                                                         Director

--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Rex Jennings     Director    March 22,     President Emeritus, Denver       43      Trustee,
(77)                         1988 to       Metro Chamber of Commerce                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Richard P.       Director    April 30,     Retired Educator                 43      Trustee,
Koeppe (70)                  1987 to                                                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Sanford          Director    March 19,     Attorney, Firm of Zisman,        43      Trustee,
Zisman (62)                  1982 to       Ingraham and Daniel, P.C.                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A;
                                                                                    Jones
                                                                                    Intercable,
                                                                                    Inc.
--------------- ------------ ------------- ----------------------------- ---------- ---------------
---------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS

---------------------------------------------------------------------------------------------------
--------------- ------------ -------------- ----------------------------
Name, address   Position(s)     Term of       Principal Occupation(s)    Number         Other
   and age       Held with      Office          during Past 5 Years      of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                         by
                                                                         Director

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*William T.      Director    June 1, 2000   President and Chief             43      Trustee,
McCallum (60)       and      to present     Executive Officer of                    Orchard
                 President                  Great-West Life & Annuity               Series Fund,
                                            Insurance Company;                      Committee
                                            President and Chief                     Member,
                                            Executive Officer, United               Great-West
                                            States Operations, The                  Variable
                                            Great-West Life Assurance               Annuity
                                            Company (1990 to present);              Account A;
                                            Co-President and Chief                  Director,
                                            Executive Officer of                    Great-West
                                            Great-West Lifeco Inc.;                 Lifeco Inc.
                                            President and Chief
                                            Executive Officer of GWL&A
                                            Financial Inc.; President
                                            and Chief Executive
                                            Officer of First
                                            Great-West Life & Annuity
                                            Insurance Company
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Mitchell        Director    June 1, 2000   Executive Vice President        43      Trustee,
T.G. Graye                   to present     and Chief Financial                     Orchard
(47)                                        Officer of Great-West Life              Series Fund,
                                            & Annuity Insurance                     Committee
                                            Company; Executive Vice                 Member,
                                            President and Chief                     Great-West
                                            Financial officer, United               Variable
                                            States Operations, The                  Annuity
                                            Great-West Life Assurance               Account A
                                            Company; Executive Vice
                                            President and Chief
                                            Operating Officer, One
                                            Benefits, Inc.; Executive
                                            Vice President and Chief
                                            Financial Officer of GWL&A
                                            Financial Inc.; Manager
                                            and President, MCM;

                                            Director and Executive

                                            Vice President, Orchard

                                  Trust Company

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Graham          Treasurer   November 29,   Vice President, Corporate       43           None
McDonald (56)                2001 to        Fin and Investment
                             present        Operations; Treasurer,
                                            MCM, Orchard Capital
                                            Management, LLC, Maxim
                                            Series Fund and Great-West
                                            Variable Annuity Account
                                            A; Director and President,
                                            Greenwood Investments, LLC
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Beverly A.      Secretary   April 10,      Vice President and              43           None
Byrne (47)                   1997 to        Counsel, U.S. Operations,
                             present        The Great-West Life
                                            Assurance Company and
                                            Orchard Trust Company;
                                            Vice President, Counsel
                                            and Associate Secretary,
                                            Great-West Life & Annuity
                                            Insurance Company, GWL&A
                                            Financial Inc., First
                                            Great-West Life & Annuity
                                            Insurance Company; Vice
                                            President, Counsel and
                                            Secretary, Financial
                                            Administrative Services
                                            Corporation; Secretary,
                                            MCM, One Orchard Equities,
                                            Inc. ("One Orchard"),
                                            Greenwood Investments,
                                            LLC, BenefitsCorp
                                            Equities, Inc.,
                                            BenefitsCorp, Inc.,
                                            Advised Assets Group, LLC,
                                            Great-West Variable
                                            Annuity Account A, and
                                            Maxim Series Fund.
--------------- ------------ -------------- ---------------------------- ---------- ---------------

* Refers to a Director or officer who is an "interested person" of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent Director."

The Fund paid its directors a total of $15,860 in compensation during 2002. No officer of the Fund receives any compensation from the Fund. Additional information about the Fund and its Directors is available in the Fund's
Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood Village, Colorado
80111; (800) 537-2033, ext. 75332.

Maxim Series Fund, Inc. Special Meeting of Shareholders
(UNAUDITED)

A Special Meeting of Shareholders was held on October 23, 2002 at 8525 East Orchard Road, Greenwood Village, Colorado for the following purposes:

To approve an amendment to the Fund's Articles of Incorporation ("charter") to effect a reverse stock split of the Portfolios' outstanding shares.

The votes cast in these matters for the Maxim Aggressive Profile I Portfolio were:

For:                 36,213.578.490
Against:             3,555,518.612
Abstain*:            2,524,738.988

The votes cast in these matters for the Maxim Conservative Profile I Portfolio were:

For:        26,150,927.569
Against:    478,974.522
Abstain*:   2,033,438.450

The votes cast in these matters for the Maxim Moderately Aggressive Profile I Portfolio were:

For:        77,657,950.673
Against:    2,798,425.199
Abstain*:   7,930,492.548

The votes cast in these matters for the Maxim Moderately Conservative Profile I Portfolio were:

For:        22,962,724.207
Against:    722,983.147
Abstain*:   954,300.326

The votes cast in these matters for the Maxim Moderate Profile I Portfolio were:

For:        56,658,514.538
Against:    4,000, 605.610
Abstain*:   4,572,107.342


A Special Meeting of Shareholders was held on April 4, 2002 at 8525 East Orchard Road, Greenwood Village, Colorado for the following purposes:

1. To approve of an amendment to the Profile Portfolios' fundamental investment policy concerning investments in liquid, non-investment company securities.

2. To approve of new sub-advisory agreement appointing Barclays Global Fund Advisors as sub-adviser.

3. To approve of a new "manager-of-managers" structure for Maxim Series Fund, Inc.

4. To approve of an amendment to the Investment Advisory Agreement regarding a new "manager-of-managers" structure for Maxim Series Fund, Inc.

5. To approve amendments to the fundamental investment policies of the Fund generally to standardize the language of those policies that are required to be fundamental concerning (5.a.) borrowing, (5.b.) commodities, (5.c.) industry concentration, (5.d.) loans, (5.e.) diversification, (5.f.) real estate, (5.g.) senior securities and (5.h.) underwriting.

6. To approve amendments to the fundamental investment policies of the Fund generally to delete policies that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental concerning (6.a.) purchases of securities on margin, (6.b.) purchases of investments in other investment companies; (6.c.) investments in oil, gas and/or mineral exploration, (6.d.) exercise of control, (6.e.) purchases of restricted securities and (6.f.) purchases of foreign securities.

The votes cast in these matters++ for the Maxim Aggressive Profile I Portfolio were:

PROPOSAL  #1
            For:                  62,426.097.55
            Against:              772,091.95
            Abstain*:             2,055.587.97

PROPOSAL #3
            For:                  60,233.755.29
            Against:              3,012,155.76
            Abstain*:             2,007,866.42

PROPOSAL #4
            For:                  60,322,431.90
            Against:              2,839,788.37
            Abstain*:             2,091,557.20

PROPOSAL #5a
            For:                  61,093,811.59
            Against:              1,996,470.23
            Abstain*:             2,163,495.65

PROPOSAL #5b
            For:                  60,700,999.12
            Against:              2,515,353.06
            Abstain*:             2,037,425.29

PROPOSAL #5c
            For:                  61,786,486.33
            Against:              1,388, 910.79
            Abstain*:             2,078,380.35

PROPOSAL #5d
            For:                  61,135,478.91
            Against:              2,089,420.41
            Abstain*:             2,028,878.15

PROPOSAL #5e
            For:                  62,922,188.00
            Against:              329,777,28
            Abstain*:             2,001,812.19

PROPOSAL #5f
            For:                  61,802,512.22
            Against:              1,449,453.06
            Abstain*:             2,001,812.19

PROPOSAL #5g
            For:                  61,599,517.57
            Against:              1,620,752.05
            Abstain*:             2,033,507.85

PROPOSAL #5h
            For:                  60,868,380.68
            Against:              2,346,190.84
            Abstain*:             2,039,205.95

PROPOSAL #6a
            For:                  59,734,815.80
            Against:              3,085,518.74
            Abstain*:             2,433,442.93

The votes cast in these matters++ for the Maxim Conservative Profile I Portfolio were:

PROPOSAL  #1
            For:                  28,763,247.24
            Against:              25,311.83
            Abstain*:             969,864.86

PROPOSAL #3
            For:                  28,586,697.25
            Against:              72,982.44
            Abstain*:             1,098,744.25

PROPOSAL #4
            For:                  28,583,111.40
            Against:              77,833.87
            Abstain*:             1,097,478.66

PROPOSAL #5a
            For:                  28,536,284.52
            Against:              274,211.47
            Abstain*:             947,927.95

PROPOSAL #5b
            For:                  28,284,431.84
            Against:              62,8857.71
            Abstain*:             1,411,134.39

PROPOSAL #5c
            For:                  28,307,845.28
            Against:              39,655.20
            Abstain*:             1,410,923.46

PROPOSAL #5d
            For:                  28,202,801.19
            Against:              53,365.77
            Abstain*:             1,502,256.97

PROPOSAL #5e
            For:                  28,101,342.95
            Against:              245,946.59
            Abstain*:             1,411,134.39

PROPOSAL #5f
            For:                  28,217,777.36
            Against:              129,723.12
            Abstain*:             1,410,923.46

PROPOSAL #5g
            For:                  28,471,106.57
            Against:              61,592.11
            Abstain*:             1,225,725.25

PROPOSAL #5h
            For:                  28,216,511.77
            Against:              38,389.61
            Abstain*:             1,503,522.56

PROPOSAL #6a
            For:                  28,196,684.17
            Against:              33,749.10
            Abstain*:             1,527,990.66


The votes cast in these matters++ for the Maxim Moderately Aggressive Profile I Portfolio were:

PROPOSAL  #1
            For:                  100,452,200.201
            Against:              2,585.406.703
            Abstain*:             3,100,493.241

PROPOSAL #3
            For:                  95,912,599.343
            Against:              6,458,885.967
            Abstain*:             3,702,496.180

PROPOSAL #4
            For:                  95,325,557.424
            Against:              7,055,189.469
            Abstain*:             3,693,234.596

PROPOSAL #5a
            For:                  98,808,625.314
            Against:              4,400,677.103
            Abstain*:             2,864,679.073

PROPOSAL #5b
            For:                  99,257,455.908
            Against:              3,697,509.174
            Abstain*:             3,119,016.409

PROPOSAL #5c
            For:                  100,126.619.914
            Against:              2,850,430.482
            Abstain*:             3,096,931.094

PROPOSAL #5d
            For:                  99,263,155.344
            Against:              3,726,718,784
            Abstain*:             3,084,107.363

PROPOSAL #5e
            For:                  100,706,537.538
            Against:              2,287,611.167
            Abstain*:             3,079,832.786

PROPOSAL #5f
            For:                  100,125,907.484
            Against:              2,981,517.513
            Abstain*:             2,966,556.493

PROPOSAL #5g
            For:                  100,608,934.694
            Against:              2,479,967.135
            Abstain*:             2,985,079.660

PROPOSAL #5h
            For:                  100,029,729.500
            Against:              3,074,133.349
            Abstain*:             2,970,118.641

PROPOSAL #6a
            For:                  97,207,083.769
            Against:              5,611,094.846
            Abstain*:             3,255,802.875

The votes cast in these matters++ for the Maxim Moderately Conservative Profile I Portfolio were:

PROPOSAL  #1

            For:                  29,676,060.406
            Against:              853,990.739
            Abstain*:             4,130,003.655

PROPOSAL #3
            For:                  29,882,264.538
            Against:              790,085.320
            Abstain*:             270,704.943

PROPOSAL #4
            For:                  29,866,387.415
            Against:              805,962.442
            Abstain*:             270,704.943

PROPOSAL #5a
            For:                  29,979,848.575
            Against:              581,896.548
            Abstain*:             1,381,309.677

PROPOSAL #5b
            For:                  29,034,624.648
            Against:              522,754.266
            Abstain*:             1,385,675.886

PROPOSAL #5c
            For:                  29,062,211.149
            Against:              495,167.765
            Abstain*:             1,385,675.886

PROPOSAL #5d
            For:                  29,045,738.634
            Against:              511,640.280
            Abstain*:             1,374,958.828

PROPOSAL #5e
            For:                  29,559,165.090
            Against:              409,828.230
            Abstain*:             974,061.479

PROPOSAL #5f
            For:                  29,542,295.647
            Against:              426,697.673
            Abstain*:             974,061.479

PROPOSAL #5g
            For:                  29,465,886.994
            Against:              503,106.326
            Abstain*:             974,061.479

PROPOSAL #5h
            For:                  29,476,207.124
            Against:              492,786.197
            Abstain*:             974,061.479

PROPOSAL #6a
            For:                  29,311,680.440
            Against:              1,146,129.797
            Abstain*:             485,244.563

The votes cast in these matters++ for the Maxim Moderate Profile I Portfolio were:

PROPOSAL  #1
            For:                  84,123,430.055
            Against:              1,308.087.360
            Abstain*:             3,297,337.284

PROPOSAL #3
            For:                  82,668.581.674
            Against:              3,218,639.346
            Abstain*:             2,841,633.680

PROPOSAL #4
            For:                  81,233,407.778
            Against:              3,795,580.316
            Abstain*:             3,699,866.606

PROPOSAL #5a
            For:                  83,171,610.391
            Against:              2,138,669.659
            Abstain*:             3,418,574.650

PROPOSAL #5b
            For:                  82,419,829.144
            Against:              2,048,273.378
            Abstain*:             4,250,752.177

PROPOSAL #5c
            For:                  83,133,856.650
            Against:              2,072,201.806
            Abstain*:             3,522,796.244

PROPOSAL #5d
            For:                  82,918,500.804
            Against:              2,355,620.734
            Abstain*:             3,454,733.162

PROPOSAL #5e
            For:                  83,195,538.818
            Against:              1,980,210.296
            Abstain*:             3,553,105.585

PROPOSAL #5f
            For:                  83,243,927.416
            Against:              2,012,114.866
            Abstain*:             3,491,955.180

PROPOSAL #5g
            For:                  82,934,453.089
            Against:              2,801,221.225
            Abstain*:             2,993,180.386

PROPOSAL #5h
            For:                  82,323,480.578
            Against:              2,886,831.820
            Abstain*:             3,518.542.301

PROPOSAL #6a
            For:                  82,632,423.162
            Against:              2,757,086.570
            Abstain*:             3,339,344.968

*All Abstain votes are treated as `present' for purposes of achieving a quorum and in determining the votes cast on the proposals, but not as having voted FOR the proposals (and therefore have the effect of a vote against).

++ Any proposal for which a vote is not shown denotes that this proposal was not applicable to this Portfolio.